united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Corporate Filing Solutions, LLC, 1400 Peoples Plaza, Suite 104, Newark, DE 19702

(Name and address of agent for service)

Registrant's telephone number, including area code: 484-351-3700

Date of fiscal year end: 11/30/19

Date of reporting period: 8/31/19

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares	Security			Market Value

	COMMON STOCK - 67.4%
	AEROSPACE/DEFENSE - 5.4%
25,149	HEICO Corp.			$3,638,306
9,349	Lochkeed Martin Corp.			3,591,044
				7,229,350
	COMPUTERS - 4.7%
16,078	Accenture PLC			3,186,177
14,912	Apple, Inc.			3,112,731
				6,298,908
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
17,314	Visa, Inc.			3,130,717

	ELECTRIC - 4.3%
13,449	NextEra Energy, Inc.			2,946,407
29,793	WEC Energy Group, Inc.			2,853,276
				5,799,683
	ENVIRONMENTAL CONTROL - 5.3%
44,393	Tetra Tech, Inc.			3,601,160
37,634	Waste Connections, Inc.			3,458,565
				7,059,725
	GAS - 3.1%
23,449	Atmos Energy Corp.			2,584,783
16,955	Chesapeake Utilities Corp.			1,603,604
				4,188,387
	INTERNET - 2.9%
26,872	CDW Corp.			3,103,716
11,927	Cogent Communications Holdings, Inc.			726,235
				3,829,951
	MEDIA - 7.6%
2,662	Cable One, Inc.			3,454,264
88,261	Comcast Corp.			3,906,432
10,466	FactSet Research Systems, Inc.			2,847,694
				10,208,390
	SEMICONDUCTORS - 6.4%
10,088	Broadcom, Inc.			2,851,272
25,693	Texas Instruments, Inc.			3,179,509
24,844	Xilinx, Inc.			2,585,267
				8,616,048
	SHIPBUILDING - 2.6%
16,401	Huntington Ingalls Industries, Inc.			3,427,809

	SOFTWARE - 9.2%
23,297	Broadridge Financial Solutions, Inc.			3,015,564
11,346	Intuit, Inc.			3,271,733
22,160	Microsoft Corp.			3,054,978
35,942	Paychex, Inc.			2,936,461
				12,278,736
	TELECOMMUNICATIONS - 4.3%
37,001	LogMeln, Inc.			2,473,147
17,934	Motorola Solutions, Inc.			3,244,440
				5,717,587
	TRANSPORTATION - 2.4%
19,950	Union Pacific Corp.			3,231,102

	UTILITIES - 6.9%
225,242	Algonquin Power & Utilities Corp.			2,943,913
35,167	American States Water Co.			3,254,002
23,833	American Water Works Co., Inc.			3,034,417
				9,232,332

	TOTAL COMMON STOCK (Cost - $81,618,480)			90,248,725

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Principal		Interest	Maturity
Amount	Security	Rate %	Date	Market Value

	U.S GOVERNMENT OBLIGATIONS - 32.2%
$43,100,000	U.S Treasury Note	1.750	12/31/2020	$43,130,305
	TOTAL U.S GOVERNMENT OBLIGATIONS (Cost - $42,854,242)

	TOTAL INVESTMENTS - 99.6% (Cost - $124,472,722)			$133,379,030
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			478,519
	NET ASSETS - 100.0%			$133,857,549

PLC - Public Limited Company

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares	Security			Market Value

	COMMON STOCK - 65.0%
	BEVERAGES - 7.6%
11,055	Diageo PLC			$473,715
4,663	Heineken Holding NV			462,405
1,569	Pernod Ricard SA			300,138
				1,236,258
	COMPUTERS - 2.1%
1,759	Accenture PLC			348,581

	COSMETICS/PERSONAL CARE - 9.9%
1,263	L'Oreal SA			345,561
3,900	Shiseido Co. Ltd.			318,976
15,200	Unicharm Corp.			467,008
7,820	Unilever NV			486,189
				1,617,734
	ELECTRIC - 6.2%
30,110	CLP Holdings Ltd.			310,068
12,362	Fortis, Inc.			511,393
9,833	Red Electrica Corp. SA			195,660
				1,017,121
	ENERGY- ALTERNATE SOURCES - 1.3%
16,428	Algonquin Power & Utilities Corp.			215,117

	FOOD - 11.0%
5,725	Danone SA			513,926
25,981	Hilton Food Group PLC			308,070
4,091	Kerry Group PLC			487,893
4,224	Nestle SA			474,813
				1,784,702
	GAS - 2.5%
6,887	Rubis SCA *			399,170

	MEDIA - 2.6%
19,009	Quebecor, Inc.			429,019

	RETAIL - 5.7%
7,972	Alimentation Couche-Tard, Inc.			502,750
2,088	Cosmos Pharmaceutical Corp.			426,302
				929,052
	SEMICONDUCTORS - 2.1%
1,221	Broadcom, Inc.			345,103

	SOFTWARE - 3.0%
2,257	Dassault Systemes SE			318,883
971	Temenos Group AG			163,643
				482,526
	TELECOMMUNICATIONS - 9.3%
8,401	BCE, Inc.			398,301
22,000	China Mobile Ltd.			182,158
14,885	Deutsche Telekom AG			248,997
13,252	KDDI Corp.			353,277
7,029	Nippon Telegraph & Telephone Corp.			337,241
				1,519,974
	WATER - 1.7%
30,480	Pennon Group PLC			280,976

	TOTAL COMMON STOCK (Cost - $9,652,573)			10,605,333

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Principal		Interest	Maturity
Amount	Security	Rate %	Date	Market Value

	U.S GOVERNMENT OBLIGATIONS - 28.1%
$4,574,000	U.S Treasury Notes	1.750	12/31/2020	$4,577,216
	TOTAL U.S GOVERNMENT OBLIGATIONS (Cost - $4,560,676)

	TOTAL INVESTMENTS - 93.1% (Cost - $14,213,249)			$15,182,549
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%			1,118,987
	NET ASSETS - 100.00%			$16,301,536

Portfolio Composition as of August 31, 2019
	Country		Percent of Net Assets
	U.S Treasury Notes		28.1%
	Canada		12.6%
	Japan		11.7%
	France		11.5%
	Great Britain		9.5%
	Ireland		5.1%
	Switzerland		3.9%
	Hong Kong		3.0%
	Netherlands		2.9%
	United States		2.1%
	Germany		1.5%
	Spain		1.2%
	Other Assets in Excess of Liabilities		6.9%
	Net Assets		100.0%

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares	Security	Market Value

	COMMON STOCK - 94.0%
	AEROSPACE & DEFENSE - 2.3%
845	HEICO Corp.	$122,246

	BANKS - 3.8%
2,477	Bank OZK	63,907
3,870	Home BancShares, Inc.	68,576
1,138	Prosperity Bancshares, Inc.	73,879
		206,362
	CHEMICALS - 1.1%
364	Quaker Chemical Corp.	57,825

	COMMERCIAL SERVICES - 5.7%
1,306	Healthcare Services Group, Inc.	29,450
293	MarketAxess Holdings, Inc.	116,503
946	Monro, Inc.	73,523
1,962	Service Corp. International	90,841
		310,317
	DISTRIBUTION/WHOLESALE - 2.7%
1,795	Core-Mark Holding Co., Inc.	58,140
464	Pool Corp.	91,120
		149,260
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
1,640	Cohen & Steers, Inc.	88,445
845	Evercore, Inc.	67,397
1,435	Lazard Ltd.	49,278
		205,120
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
410	Littelfuse, Inc.	63,989

	ELECTRONICS - 3.7%
9,662	ADT, Inc.	45,991
1,569	Badger Meter, Inc.	80,929
879	Synnex Corp.	73,669
		200,589
	ENVIRONMENTAL CONTROL - 1.9%
1,247	Tetra Tech, Inc.	101,157

	FOOD - 3.5%
996	Calavo Growers, Inc.	88,295
523	J&J Snack Foods Corp.	100,970
		189,265
	GAS - 1.2%
1,371	UGI Corp.	66,727

	HAND/MACHINE TOOLS - 1.1%
402	Snap-on, Inc.	59,769

	HEALTHCARE PRODUCTS - 6.1%
1,080	Cantel Medical Corp.	99,284
778	ResMed, Inc.	108,375
803	STERIS PLC	123,983
		331,642

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Shares	Security	Market Value

	COMMON STOCK - 94.0% (Continued)
	HEALTHCARE SERVICES - 6.8%
259	Chemed Corp.	$111,222
1,201	Encompass Health Corp.	73,009
2,234	Ensign Group, Inc.	111,477
749	Quest Diagnostics, Inc.	76,675
		372,383
	HOUSEHOLD PRODUCTS - 2.0%
1,377	Church & Dwight Co., Inc.	109,857

	HOUSEWARES - 1.3%
1,008	Toro Co.	72,586

	INSURANCE - 0.4%
358	First American Financial Corp.	20,925

	INTERNET - 1.2%
1,113	Cogent Communications Holdings, Inc.	67,771

	LODGING - 1.4%
1,439	Wyndham Hotels & Resorts, Inc.	73,936

	MACHINERY - CONSTRUCTION & MINING- 1.7%
1,544	BWX Technologies, Inc.	91,405

	MACHINERY - DIVERSIFIED - 2.7%
1,527	Cognex Corp.	68,837
586	Nordson Corp.	79,673
		148,510
	MEDIA - 3.1%
71	Cable One, Inc.	92,131
272	FactSet Research Systems, Inc.	74,008
		166,139
	OIL & GAS - 0.9%
3,006	Cabot Oil & Gas Corp.	51,463

	PIPELINES - 2.0%
5,638	Antero Midstream Corp.	40,086
1,247	Phillips 66 Partners LP	68,548
		108,634
	PRIVATE EQUITY - 1.4%
3,661	Kennedy-Wilson Holdings, Inc.	76,808

	REAL ESTATE INVESTMENT TRUSTS - 6.1%
594	Alexandria Real Estate Equities, Inc.	89,005
2,356	Americold Realty Trust	85,806
695	CoreSite Realty Corp.	80,745
987	Ryman Hospitality Properties, Inc.	78,624
		334,180
	RETAIL - 7.0%
3,716	Bloomin' Brands, Inc.	67,037
502	Casey's General Stores, Inc.	84,261
323	Domino's Pizza, Inc.	73,269
887	MSC Industrial Direct Co., Inc.	59,979
962	Tractor Supply Co.	98,009
		382,555

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Shares	Security	Market Value

	COMMON STOCK - 94.0% (Continued)
	SEMICONDUCTORS - 3.3%
649	Cabot Microelectronics Corp.	$80,898
1,113	Power Integrations, Inc.	99,079
		179,977
	SHIPBUILDING - 1.3%
335	Huntington Ingalls Industries, Inc.	70,015

	SOFTWARE - 4.6%
729	Broadridge Financial Solutions, Inc.	94,362
494	Jack Henry & Associates, Inc.	71,610
347	MSCI, Inc.	81,417
		247,389
	TELECOMMUNICATIONS - 1.4%
1,167	LogMeIn, Inc.	78,002

	TRANSPORTATION - 1.3%
1,423	Ryder System, Inc.	68,546

	UTILITIES - 6.0%
7,113	Algonquin Power & Utilities Corp.	92,967
1,452	American States Water Co.	134,353
762	American Water Works Co., Inc.	97,018
		324,338

	TOTAL COMMON STOCK (Cost - $4,695,315)	5,109,687

	TOTAL INVESTMENTS - 94.0% (Cost - $4,695,315)	$5,109,687
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%	327,097
	NET ASSETS - 100.00%	$5,436,784

PLC - Public Limited Company
LP - Limited Partnership

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$90,248,725	$-	$-	$90,248,725
U.S Government Obligations	-	43,130,305	-	43,130,305
Total	$90,248,725	$43,130,305	$-	$133,379,030

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$2,401,683	$8,203,650	$-	$10,605,333
U.S Government Obligations	-	4,577,216	-	4,577,216
Total	$2,401,683	$12,780,866	$-	$15,182,549

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Copeland SMID Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$5,109,687	$-	$-	$5,109,687
Total	$5,109,687	$-	$-	$5,109,687

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at August 31, 2019, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Risk Managed Dividend Growth Fund	$124,568,297	$10,114,000	$(1,303,267)	$8,810,733
International Risk Managed Dividend Growth Fund	14,363,462	1,106,468	(287,381)	819,087
SMID Cap Dividend Growth Fund	4,694,231	613,877	(198,421)	415,456

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 10/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 10/28/2019

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 10/28/2019